OIL AND GAS PROPERTIES & OIL AND GAS PROPERTY ACQUISITIONS AND DIVESTITURES (Details Textual)	3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Depreciation, Depletion and Amortization	$ 1,124,000	$ 20,000		$ 1,600,000	$ 600,000
Increase in Oil and Gas Property Basin, Percentage				53.00%
Area of Land | a				860
Transfer Of Unevaluated Acreage To Evaluated Properties				$ 0	2,900,000
Disposal Of Oil And Gas Property And Equipment Consideration	2,000,000
Proceeds from Sale of Oil and Gas Property and Equipment	1,080,000
Severance Costs	700,000
Net Sale Adjustment Amount Due To Purchaser	$ 220,000
Brushy Resources, Inc [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Depreciation, Depletion and Amortization		718,000	$ 2,507,000
Proved-developed producing properties		43,710,000			43,912,000	$ 96,691,000
Proved-developed non-producing properties		6,228,000			5,865,000	2,880,000
Proved-undeveloped properties		0			0	13,330,000
Unproved properties		2,420,000			2,389,000	1,996,000
Gross oil and natural gas properties		52,358,000			52,166,000
Less: Accumulated depletion		(35,992,000)			(35,282,000)	(23,131,000)
Total oil and natural gas properties, net of accumulated depletion and impairment		16,366,000			16,883,758	91,766,118
Depletion		710,000	2,495,000
Oil and Gas Property, Successful Effort Method, Accumulated Impairment		55,985,000			55,985,000	3,955,000
Proceeds from Sale of Oil and Gas Property and Equipment		$ 0	$ 3,000		$ 7,083,778	$ 1,891,743